ING  VARIABLE  ANNUITIES



                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
                        Profile and Prospectus Supplement
                             Dated November 15, 2001

                                     to the

                          Prospectus dated May 1, 2001


Effective November 15, 2001, please send all correspondence, including premium payments, inquiries, requests for Statement of Additional Information, and any other communication regarding your contract to the following address:

         Customer Service Center
         P.O. Box 2700
         West Chester, Pennsylvania 19380
         (800) 531-4547

This supplement should be retained with your Profile and Prospectus.













ALIAC 111457